Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision from continuing operations
	For the years ended September 30,
	2019	2020	2021
Current	$126,267	$160,540	$68,650
Deferred	147,660	(44,477)	(488,055)
Total income tax expense (benefit)	$273,927	$116,063	$(419,405)

Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate
	For the years ended September 30,
	2019	2020	2021

Net income (loss) before provision for income taxes	$1,041,063	$450,361	$(3,796,645)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	260,266	112,590	(949,161)

Expenses not deductible for tax purpose	2,194	3,492	6,856
Effect of income tax rate differences in jurisdictions other than the PRC	-	-	123,889
Effect on valuation allowance	11,467	(19)	399,011
Income tax expense (benefit)	$273,927	$116,063	$(419,405)
Effective tax rates	26%	26%	11%

Schedule of deferred tax asset and liability
	As of September 30,
	2020	2021
Deferred tax assets:
Tax loss carry forwards	$101,848	$951,323
Bad debt allowance	-	236
Reserve of inventory	-	26,757
Advertising expense	7,061	23,995
Less: valuation allowance	(11,585)	(416,883)
Deferred tax assets, net	$97,324	$585,428

Schedule of valuation allowance provision for deferred tax assets
	For the fiscal years ended September 30,
	2019	2020	2021
Balance as of October 1,	$-	$11,138	$11,585
Current year addition (reduction)	11,467	(19)	399,011
Exchange rate effect	(329)	466	6,287
Balance as of September 30,	$11,138	$11,585	$416,883